Supplemental Cash Flow Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Disclosures
Accounts receivable, Other	$ 135,144,000	$ 179,503,000
Interest paid	108,510,000	96,241,000	88,208,000
Income taxes paid (refunded)	48,876,000	175,629,000	(62,042,000)
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(2,019,000)	9,654,000	(1,119,000)
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	5,166,000	10,468,000	900,000
Cash disbursements for payments of taxes	(4,336,000)	(4,684,000)	(3,105,000)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	830,000	5,784,000	(2,205,000)
U.S. Cellular | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction date	Sep. 27, 2012
FCC auction amount received	13,400,000
FCC auction number of states won	10
Letters of credit outstanding	17,400,000
U.S. Cellular | Other assets and deferred charges | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount received	1,900,000
U.S. Cellular | Property, plant and equipment, net | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount received	11,500,000
U.S. Cellular | Maximum | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount	300,000,000
FCC auction amount awarded	40,100,000
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	732,000	12,092,000	16,000
Cash disbursements for payments of taxes	(2,751,000)	(2,438,000)	(1,135,000)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(2,019,000)	9,654,000	(1,119,000)
TDS Telecom
Supplemental Cash Flow Disclosures
Recovery Act Grants Awarded	105,100,000
Recovery Act Projects Company Funds	30,900,000
Recovery Act Projects	44
Recovery Act Grants Received	15,300,000	41,900,000	16,700,000
Recovery Act Cumulative Grants Received	78,900,000
TDS Telecom | American Recovery and Reinvestment Act of 2009 Grants
Supplemental Cash Flow Disclosures
Accounts receivable, Other	14,200,000	23,600,000
Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld	163,355	606,582	92,846
Aggregate value of shares withheld	6,868,000	25,179,000	3,604,000
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld	109,061	265,748	49,840
Aggregate value of shares withheld	2,751,000	7,639,000	1,102,000
Special Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld			1,381
Aggregate value of shares withheld			$ 33,000